Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS

NOTE 9 - COMMITMENTS

Lease commitments

A.	During the reported periods, the Company entered into several short-term agreements (of 12 months or less) for the renewal of leasing of premises in Israel with an unrelated party, the last of which was signed in May 2025 for a period commencing June 1, 2025 through May 31, 2026 for an average monthly fee of NIS 55 thousand (approximately $18).

B.	During the reported periods, Beamr Imaging RU entered into several short-term agreements for renewal of a leasing of premises with unrelated party, the last of which was signed in June 2025 for the period commencing June 1, 2025 through April 30, 2026 for a monthly fee of Russian Ruble 249 (approximately $3).

C.	During the reported periods, the Company entered into several short-term agreements (of 12 months or less) for the renewal of leasing of premises in Serbia with an unrelated party, the last of which was signed in February 2025 for a period commencing March 17, 2025 through March 16, 2026 for a monthly fee of EUR 3.5 thousand (approximately $4).

As of December 31, 2025, the future commitment under binding operating lease agreements is as follows:

Lease of premises

2026	$112
$112

The lease payments under the binding agreement are associated with short-term operating leases of premises with a lease term of twelve months or less. As the Company elected the short-term recognition exemption (see also Note 2I), such leases are out of scope of ASC 842 “Leases”. Consequently, these payments are recognized on a straight-line basis as an operating expense in the Consolidated Statements of Operations and Comprehensive Loss.

During the years ended December 31, 2025, 2024 and 2023, lease expenses were $272, $170 and $119, respectively. Lease expenses are recorded based on head count and department.

	Year ended December 31,
	2025	2024	2023
Cost of revenue	$6	$5	$4
Research and development expenses	176	115	83
Sales and marketing expenses	54	19	11
General and administrative expenses	36	31	21
	$272	$170	$119